Equity (Details 4) - Equity Option [Member] - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding Options, Number	17,000	17,000
Exercisable Options, Number	17,000	17,000
Exercise Price Range Two [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding Options, Exercise Price (in Dollars per share)	$ 5.50	$ 5.50
Outstanding Options, Number	15,000	15,000
Outstanding Options, Average Remaining Contractual Life	9 months 25 days	1 year 26 days
Exercisable Options, Average Exercise Price (in Dollars per share)	$ 5.50	$ 5.50
Exercisable Options, Number	15,000	15,000
Exercisable Options, Average Remaining Contractual Life	9 months 25 days	1 year 26 days
Exercise Price Range One [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding Options, Exercise Price (in Dollars per share)	$ 10.05	$ 10.05
Outstanding Options, Number	2,000	2,000
Outstanding Options, Average Remaining Contractual Life	2 years 3 months 29 days	2 years 7 months 2 days
Exercisable Options, Average Exercise Price (in Dollars per share)	$ 10.05	$ 10.05
Exercisable Options, Number	2,000	2,000
Exercisable Options, Average Remaining Contractual Life	2 years 3 months 29 days	2 years 7 months 2 days